Condensed financial information of the parent company - Condensed balance sheets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,207,343,478	$ 1,015,133,097	¥ 3,486,376,077	¥ 2,065,495,008
Short-term investments	642,893,540	90,549,661	4,170,403,914
Total current assets	10,159,946,220	1,430,998,496	11,058,526,301
Non-current assets:
Investment in subsidiaries	137,000,000	19,268,503	133,058,138
Total non-current assets	2,322,249,678	327,082,026	1,687,909,086
TOTAL ASSETS	12,482,195,898	1,758,080,522	12,746,435,387
Current liabilities:
Accrued expenses and other current liabilities	299,835,945	42,231,010	295,674,975
Total current liabilities	754,485,815	106,267,104	584,929,946
Total non-current liabilities	39,759,111	5,599,954	118,793,233
Total liabilities	794,244,926	111,867,058	703,723,179
Commitments and contingencies
Shareholders' equity
Treasury shares	(899,627,520)	(126,709,886)	(486,954,953)	¥ (346,320,584)
Additional paid-in capital	4,033,145,746	568,056,697	4,036,197,237
Accumulated other comprehensive loss	(24,130,903)	(3,398,767)	(45,960,186)
Retained earnings	8,578,387,761	1,208,240,647	8,539,254,222
Total Qudian Inc. shareholders' equity	11,687,950,972	1,646,213,464	12,042,712,208
TOTAL LIABILITIES AND EQUITY	12,482,195,898	1,758,080,522	12,746,435,387
Class A Ordinary shares
Shareholders' equity
Common stock	132,052	18,599	132,052
Class B Ordinary shares
Shareholders' equity
Common stock	43,836	6,174	43,836
Parent Company | Reportable legal entity
Current assets:
Cash and cash equivalents	413,317,806	58,214,595	559,373,169
Short-term investments	78,808,890	11,100,000	217,937,726
Short-term amounts due from related parties	¥ 687,538,024	$ 96,837,705	¥ 868,168,614
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	¥ 1,179,664,720	$ 166,152,300	¥ 1,645,479,509
Non-current assets:
Investment in subsidiaries	3,064,040,293	431,561,049	635,715,140
Contractual interests in VIEs and VIEs' subsidiaries	7,456,490,562	1,050,224,731	9,770,421,610
Total non-current assets	10,520,530,855	1,481,785,780	10,406,136,750
TOTAL ASSETS	11,700,195,575	1,647,938,080	12,051,616,259
Current liabilities:
Accrued expenses and other current liabilities	8,364,603	1,178,130	5,024,052
Short-term amounts due to related parties	¥ 3,880,000	$ 546,487	¥ 3,879,999
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current liabilities	¥ 12,244,603	$ 1,724,617	¥ 8,904,051
Total liabilities	12,244,603	1,724,617	8,904,051
Commitments and contingencies
Shareholders' equity
Treasury shares	(899,627,520)	(126,709,886)	(486,954,953)
Additional paid-in capital	4,033,145,746	568,056,697	4,036,197,237
Accumulated other comprehensive loss	(24,130,903)	(3,398,767)	(45,960,186)
Retained earnings	8,578,387,761	1,208,240,646	8,539,254,222
Total Qudian Inc. shareholders' equity	11,687,950,972	1,646,213,463	12,042,712,208
TOTAL LIABILITIES AND EQUITY	11,700,195,575	1,647,938,080	12,051,616,259
Parent Company | Reportable legal entity | Class A Ordinary shares
Shareholders' equity
Common stock	132,052	18,599	132,052
Parent Company | Reportable legal entity | Class B Ordinary shares
Shareholders' equity
Common stock	¥ 43,836	$ 6,174	¥ 43,836